Segment Information - Net Revenue and Segment Ebitda (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-segment revenue elimination		$ (7.2)		$ (14.2)		$ (17.6)		$ (22.8)		$ (19.5)
Unallocated Costs		(67.0)	[1]	(44.5)	[1]	(84.8)	[2]	(100.3)	[2]	(267.1)	[2]
Net revenue		1,295.1		1,216.5		1,694.8		1,531.8		1,480.4
Segment EBITDA		220.5		244.8		330.3		271.7		60.7
Impairment charges and gain/(loss) on sale of assets		(4.6)		1.4		(1.8)		(3.6)		(214.8)
Equity compensation		(2.2)		(2.6)		(3.7)		(3.9)		(2.6)
Restructuring and other items		(21.3)		(32.6)		(45.8)		(24.9)		(29.4)
Property and casualty losses	(4.1)	0		10.5		8.8		(11.6)
Sponsor advisory fee		(9.4)		(8.5)		(11.8)		(10.6)		(10.0)
Noncontrolling interest		0		(1.2)		(1.2)		(3.9)		(2.6)
Other income (expense), net		(20.3)	[3]	3.1	[3]	3.8		(26.0)		7.3
Non-allocated corporate costs, net		(9.2)		(14.6)		(33.1)		(15.8)		(15.0)
Total unallocated costs		(67.0)	[1]	(44.5)	[1]	(84.8)	[2]	(100.3)	[2]	(267.1)	[2]
Oral Technologies
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		853.0		897.2		1,220.2		1,159.0		1,120.3
Segment EBITDA		214.9		236.8		334.6		308.4		274.3
Medication Delivery Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		151.2		166.5		223.9		238.6		234.7
Segment EBITDA		17.1		18.8		27.5		33.5		30.0
Development and Clinical Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		298.1		167.0		268.3		157.0		144.9
Segment EBITDA		$ 55.5		$ 33.7		$ 53.0		$ 30.1		$ 23.5

[1]	Unallocated costs include restructuring and special items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:
[2]	Unallocated costs include U.S. GAAP restructuring and other items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:
[3]	Primarily relates to realized and unrealized gains/(losses) related to foreign currency translation and expenses related to financing transactions during the period